SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (69,005)	$ (98,501)	$ (111,518)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	92	3,171
Changes in operating assets and liabilities:
Amounts due from related party	10,083	11,271	10,594
Other liabilities	(79)	(10,214)	6,268
Net cash (used in) provided by operating activities	(25,464)	(40,017)	22,383
Cash flows from investing activities:
Issuance of Promissory Notes receivable		(1,180)	(1,380)
Cash used in investing activities	(1,058)	(1,762)	(13,245)
Cash flows from financing activities:
Proceeds from private placement-related parties	1,120
Proceeds from promissory notes Payable			1,380
Proceeds from exercise of warrants		1,100
Payments for reverse recapitalization and ordinary shares issuance costs		(1,192)
Net cash provided by financing activities	13,638	5,225	1,380
Net change in cash, cash equivalents, and restricted cash	(12,884)	(36,554)	10,518
Cash, cash equivalents, and restricted cash, beginning of period	12,109	50,023	43,140
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	113	236
Related Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	2,022	(127)	(1,180)
Accruals and other current liabilities to related parties	13,891	12,972	13,622
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	2,652	8,927	6,927
Accruals and other current liabilities to related parties	(20,166)	1,427	472
Parent Company [Member]
Cash flows from operating activities
Net (loss) income	(2,635)	(3,592)	23
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	92	3,171
Changes in operating assets and liabilities:
Amounts due from related party	(869)	(90)
Amounts due to related party	2,577
Other liabilities	(315)	83
Net cash (used in) provided by operating activities	(1,188)	(302)	23
Cash flows from investing activities:
Issuance of Promissory Notes receivable			(1,380)
Cash used in investing activities			(1,380)
Cash flows from financing activities:
Proceeds from private placement	1,120
Proceeds from private placement-related parties	1,700
Proceeds from promissory notes Payable			1,380
Proceeds from exercise of warrants		600
Payments for reverse recapitalization and ordinary shares issuance costs		(250)
Net cash provided by financing activities	2,820	350	1,380
Net change in cash, cash equivalents, and restricted cash	1,632	48	23
Cash, cash equivalents, and restricted cash, beginning of period	48
Cash, cash equivalents, and restricted cash, end of period	1,680	48	23
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Parent Company [Member] | Related Party [Member]
Changes in operating assets and liabilities:
Other current assets from related parties	60	(60)
Accruals and other current liabilities to related parties	38	50
Parent Company [Member] | Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accruals and other current liabilities to related parties	$ (136)	$ 136